Janus Henderson Developed World Bond Fund Expense Example - Class A C S I N T Shares [Member] - Janus Henderson Developed World Bond Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 555
Expense Example, with Redemption, 3 Years	806
Expense Example, with Redemption, 5 Years	1,077
Expense Example, with Redemption, 10 Years	1,848
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	260
Expense Example, with Redemption, 3 Years	550
Expense Example, with Redemption, 5 Years	966
Expense Example, with Redemption, 10 Years	1,967
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	1,168
Expense Example, with Redemption, 5 Years	2,225
Expense Example, with Redemption, 10 Years	4,858
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	239
Expense Example, with Redemption, 5 Years	435
Expense Example, with Redemption, 10 Years	1,001
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	209
Expense Example, with Redemption, 5 Years	372
Expense Example, with Redemption, 10 Years	847
Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	294
Expense Example, with Redemption, 5 Years	522
Expense Example, with Redemption, 10 Years	$ 1,176